FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities measured at fair value on a recurring basis

Fair value measurement using
Level 2 inputs

Liabilities
- Interest rate swap contracts (Note 16)	10,759